UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Regal Total Return Fund
(Class A Shares: RTRTX)

SEMI-ANNUAL REPORT
September 30, 2016

Regal Total Return Fund
A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	17
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Regal Total Return Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.regaltrx.com

Regal Total Return Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 62.5%
	COMMUNICATIONS – 3.8%
8,331	America Movil S.A.B. de C.V. - ADR	$95,973
628	Baidu, Inc. - ADR*	114,340
2,122	China Mobile Ltd. - ADR	130,545
85	Priceline Group, Inc.*	125,077
4,465	Twenty-First Century Fox, Inc. - Class A	108,142
1,185	Walt Disney Co.	110,039
2,577	YY, Inc. - ADR*	137,303
		821,419
	CONSUMER DISCRETIONARY – 7.7%
3,719	BorgWarner, Inc.	130,835
4,162	Hanesbrands, Inc.	105,091
5,139	Lowe's Cos., Inc.	371,087
2,251	McDonald's Corp.	259,675
8,540	Melco Crown Entertainment Ltd. - ADR	137,579
972	Polaris Industries, Inc.	75,272
1,053	Ralph Lauren Corp.	106,500
6,380	Swatch Group A.G. - ADR	90,086
4,805	VF Corp.	269,320
2,099	Williams-Sonoma, Inc.	107,217
		1,652,662
	CONSUMER STAPLES – 9.3%
789	British American Tobacco PLC - ADR	100,716
6,458	Coca-Cola Co.	273,302
3,981	Colgate-Palmolive Co.	295,151
928	Diageo PLC - ADR	107,685
3,588	Procter & Gamble Co.	322,023
4,323	Target Corp.	296,904
3,145	Tyson Foods, Inc. - Class A	234,837
2,122	Unilever PLC - ADR	100,583
3,922	Wal-Mart Stores, Inc.	282,855
		2,014,056
	ENERGY – 4.7%
7,087	Canadian Solar, Inc.*	97,375
2,896	Chevron Corp.	298,056
3,263	Exxon Mobil Corp.	284,795
2,462	Halliburton Co.	110,495
4,357	HollyFrontier Corp.	106,746
1,398	Schlumberger Ltd.	109,939
		1,007,406
	FINANCIALS – 9.7%
1,031	American Tower Corp. - REIT	116,843
18,938	Banco Bilbao Vizcaya Argentaria S.A. - ADR	112,871

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,131	Bank of Nova Scotia	$112,922
739	Berkshire Hathaway, Inc. - Class B*	106,763
1,645	Capital One Financial Corp.	118,160
1,049	Crown Castle International Corp. - REIT	98,826
256	Equinix, Inc. - REIT	92,224
3,140	Lazard Ltd. - Class A	114,170
8,421	Maiden Holdings Ltd.	106,863
2,483	Prologis, Inc. - REIT	132,940
552	Simon Property Group, Inc. - REIT	114,270
1,926	State Street Corp.	134,107
4,102	T. Rowe Price Group, Inc.	272,783
2,371	Toronto-Dominion Bank	105,272
1,466	Visa, Inc. - Class A	121,238
1,559	Welltower, Inc. - REIT	116,567
3,465	Weyerhaeuser Co. - REIT	110,672
		2,087,491
	HEALTH CARE – 13.4%
8,170	Abbott Laboratories	345,509
4,659	AbbVie, Inc.	293,843
850	Alexion Pharmaceuticals, Inc.*	104,159
504	Allergan PLC*	116,076
730	Amgen, Inc.	121,771
1,663	Becton, Dickinson and Co.	298,891
451	Biogen, Inc.*	141,177
1,254	Express Scripts Holding Co.*	88,445
1,171	Gilead Sciences, Inc.	92,650
2,263	GlaxoSmithKline PLC - ADR	97,603
1,658	ICON PLC*	128,280
934	Laboratory Corp. of America Holdings*	128,406
549	McKesson Corp.	91,546
1,390	Novartis AG - ADR	109,754
7,969	Pfizer, Inc.	269,910
2,320	Sanofi - ADR	88,601
559	Shire PLC - ADR	108,368
1,429	Varian Medical Systems, Inc.*	142,228
2,314	Zoetis, Inc.	120,351
		2,887,568
	INDUSTRIALS – 6.1%
2,070	Anixter International, Inc.*	133,515
4,435	Dover Corp.	326,594
2,261	Eaton Corp. PLC	148,570
5,614	Emerson Electric Co.	306,019
1,257	W.W. Grainger, Inc.	282,624

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,837	WESCO International, Inc.*	$112,957
		1,310,279
	MATERIALS – 7.2%
1,746	3M Co.	307,697
1,876	Agnico Eagle Mines Ltd.	101,642
2,067	Air Products & Chemicals, Inc.	310,753
3,747	Compass Minerals International, Inc.	276,154
1,362	Franco-Nevada Corp.	95,163
1,210	Monsanto Co.	123,662
2,901	Newmont Mining Corp.	113,980
1,015	Randgold Resources Ltd. - ADR	101,571
4,222	Silver Wheaton Corp.	114,121
		1,544,743
	TECHNOLOGY – 0.6%
1,191	NXP Semiconductors N.V.*	121,494

	TOTAL COMMON STOCKS (Cost $12,560,794)	13,447,118

	EXCHANGE-TRADED FUNDS – 21.9%
12,068	iShares 1-3 Year Credit Bond ETF	1,276,312
4,004	iShares 1-3 Year Treasury Bond ETF	340,500
7,508	iShares 10+ Year Credit Bond ETF	474,956
3,024	iShares 20+ Year Treasury Bond ETF	415,830
4,328	iShares Floating Rate Bond ETF	219,646
2,949	iShares iBoxx $High Yield Corporate Bond ETF	257,330
1,657	iShares iBoxx $Investment Grade Corporate Bond ETF	204,109
4,120	iShares Intermediate Credit Bond ETF	458,762
1,764	iShares JP Morgan USD Emerging Markets Bond ETF	206,758
7,831	iShares MBS ETF	862,115

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,660,651)	4,716,318

	SHORT-TERM INVESTMENTS – 14.7%
3,156,039	Fidelity Institutional Government Portfolio Fund, 0.32%[1]	3,156,039

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,156,039)	3,156,039

	TOTAL INVESTMENTS – 99.1% (Cost $20,377,484)	21,319,475
	Other assets in Excess of liabilities – 0.9%	191,595

	TOTAL NET ASSETS –100.0%	$21,511,070

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
SUMMARY OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	13.4%
Financials	9.7%
Consumer Staples	9.3%
Consumer Discretionary	7.7%
Materials	7.2%
Industrials	6.1%
Energy	4.7%
Communications	3.8%
Technology	0.6%
Total Common Stocks	62.5%
Exchange-Traded Funds	21.9%
Short-Term Investments	14.7%
Total Investments	99.1%
Other assets in Excess of liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $20,377,484)	$21,319,475
Receivables:
Fund shares sold	200,766
Dividends and interest	15,306
Due from Advisor	2,012
Prepaid expenses	16,894
Total assets	21,554,453

Liabilities:
Payables:
Distribution fees (Note 8)	4,092
Shareholder servicing fees (Note 7)	1,282
Auditing fees	7,612
Fund accounting fees	6,676
Transfer agent fees and expenses	5,438
Fund administration fees	5,173
Trustees' fees and expenses	2,748
Custody fees	2,307
Chief Compliance Officer fees	1,293
Legal fees	405
Accrued other expenses	6,357
Total liabilities	43,383

Net Assets	$21,511,070

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with unlimited number of shares authorized)	$21,176,607
Accumulated net investment income	78,997
Accumulated net realized loss on investments
and written options contracts	(686,525)
Net unrealized appreciation on Investments	941,991
Net Assets	$21,511,070

Maximum Offering Price per Share
Shares of beneficial interest issued and outstanding	2,077,876
Net asset value per share	$10.35
Maximum sales charge (5.75% of offering price)	0.63
Maximum public offering price to public	$10.98

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,723)	$211,624
Interest	1,905
Total investment income	213,529

Expenses:
Advisory fees	93,974
Distribution fees (Note 8)	26,104
Fund administration fees	22,544
Fund accounting fees	21,146
Transfer agent fees and expenses	17,244
Registration fees	16,470
Shareholder servicing fees (Note 7)	14,643
Legal fees	8,273
Auditing fees	7,521
Chief Compliance Officer fees	6,769
Shareholder reporting fees	6,669
Custody fees	4,657
Trustees' fees and expenses	3,848
Miscellaneous	3,660
Insurance fees	1,554

Total expenses	255,076
Advisory fees waived	(93,078)
Net expenses	161,998
Net investment income	51,531

Realized and Unrealized Gain on Investments:
Net realized gain on investments	446,628
Net change in unrealized appreciation/depreciation on investments	528,026
Net realized and unrealized gain on investments	974,654

Net Increase in Net Assets from Operations	$1,026,185

See accompanying Notes to Financial Statements.

Regal Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$51,531	$74,782
Net realized gain (loss) on investments, securities sold short
and written options contracts	446,628	(999,359)
Net change in unrealized appreciation/depreciation on investments
and written options contracts	528,026	82,489
Net increase (decrease) in net assets resulting from operations	1,026,185	(842,088)

Distributions to Shareholders:
From net investment income	-	(53,097)
From net realized gain	-	(303,027)
Total distributions to shareholders	-	(356,124)

Capital Transactions:
Net proceeds from shares sold	4,432,805	9,042,099
Reinvestment of distributions	-	350,684
Cost of shares redeemed[1]	(5,909,718)	(8,680,602)
Net increase (decrease) in net assets from capital transactions	(1,476,913)	712,181

Total decrease in net assets	(450,728)	(486,031)

Net Assets:
Beginning of period	21,961,798	22,447,829
End of period	$21,511,070	$21,961,798

Accumulated net investment income	$78,997	$27,466

Capital Share Transactions:
Shares sold	430,899	892,014
Shares reinvested	-	36,265
Shares redeemed	(580,066)	(875,608)
Net increase (decrease) in capital share transactions	(149,167)	52,671

[1]	Net of redemption fee proceeds of $248 and $2,101, respectively.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2016 (Unaudited)		For the Year Ended March 31, 2016		For the Period May 27, 2014* through March 31, 2015
Net asset value, beginning of period	$9.86		$10.32		$10.00
Income from Investment Operations:
Net investment income[1]	0.03		0.03		0.03
Net realized and unrealized gain (loss)	0.46		(0.34)		0.31
Total from investment operations	0.49		(0.31)		0.34

Less Distributions:
From net investment income	-		(0.02)		(0.02)
From net realized gain	-		(0.13)		-
Total distributions	-		(0.15)		(0.02)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.35		$9.86		$10.32

Total return[3]	4.97%	[4]	(2.96)%		3.40%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,511		$21,962		$22,448

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.44%	[5]	2.26%		3.11%	[5]
After fees waived and expenses absorbed	1.55%	[5]	1.55%		1.55%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.40)%	[5]	(0.39)%		(1.24)%	[5]
After fees waived and expenses absorbed	0.49%	[5]	0.32%		0.32%	[5]

Portfolio turnover rate	32%	[4]	164%		158%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
Regal Total Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek positive total return. The Fund commenced investment operations on May 27, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

(c) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Regal Investment Advisors, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.55% of the average daily net assets of the Class A shares of the Fund. This agreement is in effect until July 31, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended September 30, 2016, the Advisor waived a portion of its advisory fees totaling $93,078. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At September 30, 2016, the amount of these potentially recoverable expenses was $424,999. The Advisor may recapture all or a portion of this amount no later than March 31 of the years stated below:

2018	$165,811
2019	166,110
2020	93,078
Total	$424,999

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended September 30, 2016, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$20,393,044

Gross unrealized appreciation	$1,370,526
Gross unrealized depreciation	(444,095)

Net unrealized appreciation on investments	$926,431

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$22,599
Undistributed long-term capital gains	-
Tax accumulated earnings	22,599

Accumulated capital and other losses	(1,118,547)
Net unrealized appreciation on investments	404,226
Total accumulated deficit	$(691,722)

The tax character of the distributions paid during the fiscal years ended March 31, 2016 and March 31, 2015 was as follows:

Distribution paid from:	2016	2015
Ordinary income	$332,127	$36,345
Net long term capital gains	23,997	-
Total distributions paid	$356,124	$36,345

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

As of March 31, 2016, the Fund had accumulated capital loss carryforwards as follows:

	Short-Term	Long-Term
Losses not Subject to Expiration	$(1,001,662)	$(116,885)
	$(1,001,662)	$(116,885)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the six months ended September 30, 2016 and the year ended March 31, 2016, the Fund received $248 and $2,101, respectively, in redemption fees.

Note 6- Investment Transactions
For the six months ended September 30, 2016, purchases and sales of investments, excluding short-term investments, were $6,134,672 and $8,632,850, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended September 30, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the Fund’s shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of its average daily net assets, payable to the Distributor.

For the year six months ended September 30, 2016, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$13,447,118	$-	$-	$13,447,118
Exchange-Traded Funds	4,716,318	-	-	4,716,318
Short-Term Investments	3,156,039	-	-	3,156,039
Total Investments	$21,319,475	$-	$-	$21,319,475

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Regal Total Return Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Note 12 - Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Recently Issued Accounting Pronouncements
In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 14 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Regal Total Return Fund
SUPPLEMENTAL INFORMATION - (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on July 21, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Regal Investment Advisors, LLC (the “Investment Advisor”) with respect to the Regal Total Return Fund series of the Trust (the “Fund”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the S&P 500 Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Allocation—50% to 70% Equity fund universe (the “Fund Universe”) for the one-year period ended April 30, 2016; and reports comparing the investment advisory fees and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was above the median return of the Peer Group, but below the return of the S&P 500 Index and the Fund Universe median return by 3.71% and 0.33%, respectively. For the three-, six- and nine-month periods, however, the Fund’s total returns exceeded all of those measures. The Trustees considered that the Fund’s volatility of returns was relatively low, as measured by its standard deviation, and noted Morningstar’s observations that funds in the Peer Group with higher stakes in large-cap U.S. stocks have outperformed over the past year, while the Fund has maintained a more diversified portfolio, including allocations to commodities and emerging markets.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Regal Total Return Fund
SUPPLEMENTAL INFORMATION - (Unaudited) - Continued

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that the investment advisory fee (gross of fee waivers) was higher than the Peer Group median and Fund Universe median by 0.23% and 0.25%, respectively. In reviewing the Fund’s advisory fees, the Trustees considered the Investment Advisor’s explanation that its investment process includes (i) a dividend plus strategy; (ii) a U.S. all-cap equity strategy; (iii) an international all-cap equity strategy; (iv) a tactical commodity/currency ETF strategy; and (v) a tactical fixed income strategy, and the Investment Advisor’s belief that the diverse and complex strategies employed by the Fund, combined with the Fund’s relatively low risk profile, generally require more work than funds in the Peer Group. The Trustees also noted that the Fund’s advisory fee was lower than the fee charged by the Investment Advisor to other clients to manage separate accounts using the same strategies as the Fund.

The meeting materials also indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median and Fund Universe median by 0.40% and 0.45%, respectively. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended April 30, 2016, noting that the Investment Advisor had waived over half of its advisory fee, and determined that the profit level was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than its receipt of investment advisory fees), including research received from broker-dealers providing execution services to the Fund, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Regal Total Return Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2016 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Regal Total Return Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/16	9/30/16	4/1/16 – 9/30/16
Actual Performance	$ 1,000.00	$ 1,049.70	$ 7.96
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.30	$ 7.83

*
Expenses are equal to the Fund’s annualized expense ratio of 1.55% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Regal Total Return Fund
A series of Investment Managers Series Trust II

Investment Advisor
Regal Investment Advisors, LLC
2687 44th St SE
Kentwood, Michigan  49512

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Regal Total Return Fund – Class A	RTRTX	46141T 307

Privacy Principles of the Regal Total Return Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Regal Total Return Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (844) 66REGAL (73425) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (844) 66REGAL (73425) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (844) 66REGAL (73425). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Regal Total Return Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 66REGAL (73425)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	12/9/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	12/9/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/9/16